Nuveen Floating Rate Income Fund
Portfolio of Investments October 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
LONG-TERM INVESTMENTS - 158.7%  (96.6% of Total Investments)
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 131 .7% ( 80 .2 % of Total
Investments) (b) X 1,592,289,972
Automobiles & Components - 0.6% (0.3% of Total Investments)
$ 1,048 Adient US LLC, Term Loan B 8.689% TSFR1M 3.250% 4/08/28 $ 1,049,328
3,320 Clarios Global LP, Term Loan 9.074% TSFR1M 3.750% 4/20/30 3,319,170
837 DexKo Global Inc., Term Loan B 9.402% SOFR90A 3.750% 10/04/28 802,332
1,505 Phinia Inc, Term Loan B 9.490% SOFR90A 4.000% 7/03/28 1,508,762
Total Automobiles & Components 6,679,592
Capital Goods - 8.2% (5.0% of Total Investments)
1,930 ACProducts Holdings Inc, Term
Loan , (WI/DD)
TBD TBD TBD TBD 1,540,297
627 Aegion Corporation, Term Loan 10.395% TSFR3M 4.750% 5/17/28 623,785
1,905 AI Alpine AT Bidco GmbH, Term
Loan B
8.172% CME Term
SOFR 3 Month
2.750% 11/06/25 1,901,028
7,562 Ali Group North America
Corporation, Term Loan B
7.439% TSFR1M 2.000% 10/13/28 7,563,555
3,704 Alliance Laundry Systems LLC,
Term Loan B
8.932% SOFR30A 3.500% 10/08/27 3,702,304
5,348 Avolon TLB Borrower 1 (US)
LLC, Term Loan B6
7.839% SOFR30A 2.500% 6/22/28 5,355,131
3,244 Centuri Group, Inc, Term Loan B 7.294% Prime +
TSFR1M
2.000% 8/27/28 3,243,176
9,709 Chamberlain Group Inc, Term
Loan B
8.674% SOFR30A 3.250% 10/22/28 9,446,095
2,394 Chart Industries, Inc., Term Loan 8.665% TSFR1M 3.250% 3/17/30 2,392,483
1,557 Conair Holdings, LLC, Term
Loan B
9.189% TSFR1M 3.750% 5/17/28 1,446,875
4,663 Core & Main LP, Term Loan B 7.991% SOFR30A +
SOFR180A
2.500% 6/10/28 4,662,958
1,195 Cornerstone Building Brands,
Inc., Term Loan B
8.685% TSFR1M 3.250% 4/12/28 1,139,026
2,553 Emrld Borrower LP, Term Loan B 8.380% TSFR3M 3.000% 5/04/30 2,550,811
3,461 Gardner Denver, Inc., Term Loan
B2
7.174% TSFR1M 1.750% 2/28/27 3,472,674
5,257 Gates Global LLC, Term Loan B3 7.924% TSFR1M 2.500% 3/31/27 5,254,533
752 Griffon Corporation, Term Loan
B
7.791% SOFR90A 2.250% 1/19/29 750,588
1,693 Grinding Media Inc., Term Loan
B
9.684% SOFR90A 4.000% 10/12/28 1,650,777
2,199 Madison IAQ LLC, Term Loan 8.703% TSFR1M 3.250% 6/21/28 2,124,695
3,134 Osmose Utilities Services, Inc.,
Term Loan
8.689% TSFR1M 3.250% 6/22/28 3,076,568
1,279 Pike Corporation, Term Loan B 8.439% TSFR1M 3.000% 1/21/28 1,277,851
7,492 Quikrete Holdings, Inc., Term
Loan, First Lien
8.064% TSFR1M 2.625% 1/31/27 7,488,706
3,413 Resideo Funding Inc., Term
Loan
7.703% SOFR30A +
TSFR1M
2.250% 2/12/28 3,420,178
2,206 Standard Industries Inc., Term
Loan B
7.953% TSFR1M 2.500% 9/22/28 2,212,129
4,111 TransDigm, Inc., Term Loan H 8.640% SOFR90A 3.250% 2/22/27 4,114,295
10,877 TransDigm, Inc., Term Loan I 8.640% SOFR90A 3.250% 8/24/28 10,877,306
1,299 Victory Buyer LLC, Term Loan 9.189% SOFR30A 3.750% 11/18/28 1,224,300
6,875 Windsor Holdings III, LLC, Term
Loan B
9.815% TSFR1M 4.500% 8/01/30 6,863,347
Total Capital Goods 99,375,471

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Commercial & Professional Services - 6.4% (3.9% of Total Investments)
$ 2,125 Allied Universal Holdco LLC,
Term Loan B
9.174% TSFR1M 3.750% 5/14/28 $ 2,021,719
4,039 Amentum Government Services
Holdings LLC, Term Loan
9.335% SOFR30A 4.000% 2/07/29 3,961,894
1,900 Anticimex International AB,
Term Loan B1
8.517% SOFR90A 3.150% 11/16/28 1,878,140
1,836 Camelot U.S. Acquisition LLC,
Term Loan B
8.439% CME Term
SOFR 1 Month
3.000% 10/31/26 1,835,977
1,681 CHG Healthcare Services Inc.,
Term Loan
8.575% TSFR1M 3.250% 9/30/28 1,665,263
608 CoreLogic, Inc., Term Loan 8.931% TSFR1M 3.500% 6/02/28 555,318
4,209 Covanta Holding Corporation,
Term Loan B
7.825% TSFR1M 2.500% 11/30/28 4,153,921
320 Covanta Holding Corporation,
Term Loan C
7.825% TSFR1M 2.500% 11/30/28 315,922
5,294 Creative Artists Agency, LLC ,
Term Loan B , (DD1)
8.824% TSFR1M 3.500% 11/16/28 5,283,012
6,624 Dun & Bradstreet Corporation
(The), Term Loan B
8.176% SOFR30A 2.750% 2/08/26 6,624,069
3,812 EAB Global, Inc., Term Loan 8.939% TSFR1M 3.500% 8/16/28 3,757,911
2,395 EVERTEC Group LLC, Term Loan
, (WI/DD)
TBD TBD TBD TBD 2,395,000
2,501 Garda World Security
Corporation, Term Loan B
9.746% SOFR90A 4.250% 10/30/26 2,497,016
3,767 GFL Environmental Inc., First
Lien Term Loan
7.912% TSFR3M 2.500% 5/31/27 3,772,527
1,715 Herman Miller, Inc, Term Loan B 7.439% TSFR1M 2.000% 7/19/28 1,696,778
2,423 LABL, Inc., Term Loan, First Lien 10.424% TSFR1M 5.000% 10/29/28 2,288,673
290 (d) National Intergovernmental
Purchasing Alliance Co
0.500% CME Term
SOFR 1 Month
4.250% 7/25/30 289,820
3,085 National Intergovernmental
Purchasing Alliance Co
9.628% CME Term
SOFR 1 Month
4.250% 7/25/30 3,085,180
1,740 Physician Partners LLC, Term
Loan
9.533% SOFR90A 4.000% 2/01/29 1,649,782
5,380 Prime Security Services
Borrower, LLC, Term Loan B
7.832% SOFR90A 2.500% 10/11/30 5,374,970
47 Travelport Finance
(Luxembourg) S.a.r.l., Term Loan
, (cash 3.500%, PIK 6.500%)
6.350% 1-Month LIBOR 3.631% 2/28/25 45,497
7,354 Verscend Holding Corp., Term
Loan B
9.325% TSFR1M 4.000% 8/27/25 7,359,545
3,962 Vertical US Newco Inc, Term
Loan B , (DD1)
9.381% 6-Month LIBOR 3.500% 7/31/27 3,940,368
775 VT Topco, Inc., Term Loan B 9.661% TSFR3M 4.250% 8/10/30 774,760
11,146 WIN Waste Innovations
Holdings, Inc., Term Loan B ,
(DD1)
8.189% TSFR1M 2.750% 3/25/28 9,968,525
Total Commercial & Professional Services 77,191,587
Consumer Discretionary Distribution & Retail - 5.0% (3.1% of Total Investments)
1,805 Academy, Ltd., Term Loan 9.179% TSFR1M 3.750% 11/06/27 1,808,071
6,308 Avis Budget Car Rental, LLC,
Term Loan B
7.189% TSFR1M 1.750% 8/06/27 6,280,019
3,656 Avis Budget Car Rental, LLC,
Term Loan C
8.924% SOFR30A 3.500% 3/15/29 3,664,475
1,252 Belk, Inc., Term Loan 15.000% Prime 6.500% 7/31/25 1,080,586
6,086 Belk, Inc., Term Loan , (cash
15.299%, PIK 8.000%)
10.000% N/A N/A 7/31/25 1,166,412
2,185 Belron Finance US LLC, Term
Loan
8.245% TSFR3M 2.750% 4/06/29 2,190,674

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Consumer Discretionary Distribution & Retail (continued)
$ 1,088 Driven Holdings, LLC, Term
Loan B
8.439% CME Term
SOFR 1 Month
3.000% 12/17/28 $ 1,062,238
1,693 EOS Finco Sarl, Term Loan 11.164% TSFR2M 5.750% 8/03/29 1,595,329
910 Fastlane Parent Company, Inc.,
Term Loan B
9.827% SOFR30A 4.500% 9/29/28 900,190
5,344 Jo-Ann Stores, Inc., Term Loan
B1
10.391% SOFR90A 4.750% 6/30/28 1,678,074
5,624 LBM Acquisition LLC, Term
Loan B
9.174% TSFR1M 3.750% 12/18/27 5,364,143
1,703 Les Schwab Tire Centers, Term
Loan B
8.692% SOFR30A 3.250% 11/02/27 1,699,558
22,219 PetSmart, Inc., Term Loan B ,
(DD1)
9.174% TSFR1M 3.750% 2/12/28 21,984,836
5,760 Restoration Hardware, Inc., Term
Loan B
7.939% SOFR30A 2.500% 10/15/28 5,398,536
1,228 SRS Distribution Inc., Term Loan 8.825% TSFR1M 3.500% 6/04/28 1,199,725
1,435 Staples, Inc., Term Loan , (DD1) 10.634% 3-Month LIBOR 5.000% 4/12/26 1,237,524
2,278 Wand NewCo 3, Inc., Term Loan 8.174% TSFR1M 2.750% 2/05/26 2,276,919
Total Consumer Discretionary Distribution & Retail 60,587,309
Consumer Durables & Apparel - 2.1% (1.3% of Total Investments)
8,177 AI Aqua Merger Sub, Inc., Term
Loan B, First Lien
9.082% SOFR30A 3.750% 7/30/28 8,035,066
4,239 Birkenstock GmbH & Co. KG,
Term Loan B
8.377% SOFR90A 2.750% 4/28/28 4,236,673
1,563 Hayward Industries, Inc., Term
Loan
8.189% TSFR1M 2.750% 5/28/28 1,539,370
884 New Trojan Parent, Inc., Term
Loan, First Lien
8.696% TSFR1M 3.250% 1/06/28 440,268
108 Serta Simmons Bedding, LLC,
Term Loan
12.900% SOFR90A 7.500% 6/29/28 107,218
1,659 SRAM, LLC , Term Loan B 8.189% TSFR1M 2.750% 5/18/28 1,654,943
6,199 Topgolf Callaway Brands Corp.,
Term Loan B
8.924% TSFR1M 3.500% 3/09/30 6,178,208
3,344 Weber-Stephen Products LLC,
Term Loan B
8.689% TSFR1M 3.250% 10/30/27 2,948,356
Total Consumer Durables & Apparel 25,140,102
Consumer Services - 18.7% (11.4% of Total Investments)
34,143 1011778 B.C. Unlimited Liability
Company, Term Loan B5
7.574% TSFR1M 2.250% 9/13/30 33,861,544
717 24 Hour Fitness Worldwide, Inc.,
Exit Term Loan
19.669% 3-Month LIBOR 14.000% 9/29/26 376,576
1,540 24 Hour Fitness Worldwide, Inc.,
Term Loan
10.652% SOFR90A 5.000% 12/29/25 500,494
3,855 Alterra Mountain Company,
Term Loan
8.939% TSFR1M 3.500% 8/17/28 3,861,857
205 Alterra Mountain Company,
Term Loan B
9.174% TSFR1M 3.750% 5/31/30 205,490
1,464 Aramark Services, Inc., Term
Loan B6
7.939% TSFR1M 2.500% 6/22/30 1,464,170
11,870 Caesars Entertainment Corp,
Term Loan B
8.674% TSFR1M 3.250% 1/25/30 11,842,336
3,195 Carnival Corporation, Term
Loan B
8.689% TSFR1M 3.250% 10/18/28 3,142,091
4,000 Carnival Corporation, Term
Loan B
8.336% TSFR1M 3.000% 8/08/27 3,934,975
6,730 Churchill Downs Incorporated,
Term Loan B1
7.424% TSFR1M 2.000% 3/17/28 6,729,835
16,947 ClubCorp Holdings, Inc., Term
Loan B
8.189% 1-Month LIBOR 2.750% 9/18/24 16,491,642

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Consumer Services (continued)
$ 10,071 Equinox Holdings, Inc., Term
Loan, First Lien
8.691% 3-Month LIBOR
+ SOFR180A
3.000% 3/08/24 $ 9,756,433
15,352 Fertitta Entertainment, LLC,
Term Loan B
9.324% SOFR30A 4.000% 1/27/29 15,037,212
7,472 Formula One Holdings Limited,
Term Loan B
7.574% TSFR1M 2.250% 1/15/30 7,478,986
2,304 Four Seasons Hotels Limited,
Term Loan B
7.924% SOFR30A 2.500% 11/30/29 2,307,633
1,945 GT Polaris, Inc., Term Loan 9.395% TSFR3M 3.750% 9/24/27 1,845,437
5,836 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.900% SOFR90A 3.500% 10/31/29 5,844,437
5,145 Hilton Grand Vacations
Borrower LLC, Term Loan B
8.075% TSFR1M 2.750% 8/02/28 5,150,634
10,242 Hilton Worldwide Finance, LLC,
Term Loan B2
7.174% SOFR30A 1.750% 6/21/26 10,247,539
15,427 IRB Holding Corp, Term Loan B 8.424% SOFR30A 3.000% 12/15/27 15,282,029
3,734 Life Time Fitness Inc , Term
Loan B
10.130% TSFR3M 4.750% 1/15/26 3,742,112
568 Motion Finco Sarl, Term Loan B2 8.902% SOFR90A 3.250% 11/04/26 566,853
1,695 NASCAR Holdings, Inc, Term
Loan B
7.939% TSFR1M 2.500% 10/18/26 1,701,972
3,079 PCI Gaming Authority, Term
Loan
7.939% TSFR1M 2.500% 5/31/26 3,080,210
2,573 Penn National Gaming, Inc.,
Term Loan B
8.170% SOFR30A 2.750% 4/20/29 2,572,584
2,728 Scientific Games Holdings LP,
Term Loan B
8.914% SOFR90A 3.500% 2/04/29 2,687,186
9,996 Scientific Games International,
Inc., Term Loan
8.435% SOFR30A 3.000% 4/07/29 9,998,624
5,758 SeaWorld Parks &
Entertainment, Inc., Term Loan B
8.439% TSFR1M 3.000% 8/25/28 5,755,082
5,791 Spin Holdco Inc., Term Loan 9.664% SOFR90A 4.000% 3/04/28 4,981,238
18,915 Stars Group Holdings B.V. (The),
Term Loan
7.902% SOFR90A 2.250% 7/10/25 18,929,430
4,668 Stars Group Holdings B.V. (The),
Term Loan B
8.902% SOFR90A 3.250% 7/04/28 4,677,652
7,825 Station Casinos LLC, Term Loan
B
7.674% TSFR1M 2.250% 2/08/27 7,783,583
2,308 Twin River Worldwide Holdings,
Inc., Term Loan B
8.927% SOFR90A 3.250% 10/01/28 2,150,161
1,732 William Morris Endeavor
Entertainment, LLC, Term Loan,
First Lien
8.075% TSFR1M 2.750% 5/16/25 1,732,576
Total Consumer Services 225,720,613
Consumer Staples Distribution & Retail - 0.8% (0.5% of Total Investments)
2,300 Cardenas Markets, Inc., Term
Loan
12.240% SOFR90A 6.750% 8/01/29 2,306,858
2,818 US Foods, Inc., Term Loan B 7.939% TSFR1M 2.500% 11/22/28 2,828,608
4,481 US Foods, Inc., Term Loan B ,
(DD1)
7.439% TSFR1M 2.000% 9/13/26 4,484,518
Total Consumer Staples Distribution & Retail 9,619,984
Diversified Financials - 0.0% (0.0% of Total Investments)
4,663 (e) Ditech Holding Corporation,
Term Loan , (DD1)
0.000% N/A N/A 12/19/22 137,554
Total Diversified Financials 137,554

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Energy - 4.1% (2.5% of Total Investments)
$ 2,948 BCP Renaissance Parent LLC,
Term Loan B
8.902% SOFR90A 3.500% 10/31/28 $ 2,936,221
4,086 Buckeye Partners, L.P., Term
Loan B
7.666% SOFR30A 2.250% 11/01/26 4,086,393
1,125 EG America LLC, Term Loan 9.300% 1-Month LIBOR 4.000% 2/05/25 1,124,149
9,954 Freeport LNG Investments LLLP 8.677% CME Term
SOFR 3 Month
3.000% 11/16/26 9,850,122
499 Freeport LNG Investments, LLLP,
Term Loan B , (DD1)
9.177% SOFR90A 3.500% 12/21/28 491,118
8,461 Gulf Finance, LLC, Term Loan 12.201% SOFR30A +
SOFR180A
6.750% 8/25/26 8,499,522
205 M6 ETX Holdings II Midco LLC,
Term Loan B
9.924% SOFR30A 4.500% 8/11/29 203,952
3,621 Oryx Midstream Services
Permian Basin LLC, Term Loan
8.692% SOFR30A 3.250% 10/05/28 3,620,241
7,779 QuarterNorth Energy Holding
Inc., Exit Term Loan, Second
Lien
13.439% TSFR1M 8.000% 8/27/26 7,773,870
4,028 TransMontaigne Operating
Company L.P., Term Loan B
8.940% TSFR1M 3.500% 11/05/28 3,986,699
4,911 Traverse Midstream Partners
LLC, Term Loan
9.240% TSFR3M 3.750% 2/16/28 4,907,662
1,795 Whitewater Whistler Holdings,
LLC, Term Loan B
8.146% TSFR3M 2.750% 2/15/30 1,797,179
Total Energy 49,277,128
Financial Services - 2.4% (1.5% of Total Investments)
868 Advisor Group, Inc., Term Loan
B
9.824% TSFR1M 4.500% 8/16/28 865,625
6,835 Avolon TLB Borrower 1 (US)
LLC, Term Loan B4
6.939% SOFR30A 1.500% 2/12/27 6,834,473
7,827 Fleetcor Technologies
Operating Company, LLC, Term
Loan B4
7.174% TSFR1M 1.750% 4/30/28 7,818,894
5,685 GTCR W MERGER SUB, Term
Loan , (WI/DD)
TBD TBD TBD TBD 5,651,828
4,220 Motion Finco Sarl, Term Loan B1
, (DD1)
8.903% SOFR90A 3.250% 11/04/26 4,209,309
3,740 Trans Union, LLC, Term Loan B6 7.575% TSFR1M 2.250% 12/01/28 3,738,781
Total Financial Services 29,118,910
Food, Beverage & Tobacco - 2.9% (1.7% of Total Investments)
4,194 8th Avenue Food & Provisions,
Inc., Term Loan, First Lien
9.189% TSFR1M 3.750% 10/01/25 3,971,414
1,743 Arterra Wines Canada, Inc.,
Term Loan
9.152% SOFR90A 3.500% 11/25/27 1,649,426
2,541 CHG PPC Parent LLC, Term Loan 8.439% TSFR1M 3.000% 12/08/28 2,515,720
4,589 City Brewing Company, LLC,
Term Loan , (DD1)
9.164% TSFR1M 3.500% 4/05/28 3,375,078
2,196 Froneri International Ltd., Term
Loan
7.674% TSFR1M 2.250% 1/31/27 2,187,993
2,999 Naked Juice LLC, Term Loan 8.650% 3-Month LIBOR
+ SOFR90A
3.250% 1/20/29 2,767,043
738 Naked Juice LLC, Term Loan,
Second Lien
11.490% SOFR90A 6.000% 1/20/30 601,584
6,203 Sunshine Investments B.V., Term
Loan
9.615% SOFR90A 4.250% 5/05/29 6,174,684
2,648 Sycamore Buyer LLC, Term
Loan B
7.691% SOFR30A 2.250% 7/22/29 2,600,582
6,524 Triton Water Holdings, Inc, Term
Loan
8.902% SOFR90A 3.250% 3/31/28 6,197,072

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Food, Beverage & Tobacco (continued)
$ 2,556 UTZ Quality Foods, LLC, Term
Loan B
8.640% SOFR90A 3.000% 1/20/28 $ 2,555,408
Total Food, Beverage & Tobacco 34,596,004
Health Care Equipment & Services - 14.6% (8.9% of Total Investments)
7,105 AHP Health Partners, Inc., Term
Loan B
8.939% TSFR1M 3.500% 8/23/28 7,109,441
142 Athenahealth, Inc., Term Loan B 8.577% SOFR30A 3.250% 1/27/29 137,498
22,839 Bausch & Lomb, Inc., Term Loan 8.755% SOFR90A 3.250% 5/05/27 21,900,699
3,244 Carestream Health, Inc., Term
Loan
12.990% SOFR90A 7.500% 9/30/27 2,414,045
7,161 CNT Holdings I Corp, Term Loan 8.926% SOFR90A 3.500% 11/08/27 7,134,265
319 DaVita, Inc. , Term Loan B 7.189% TSFR1M 1.750% 8/12/26 315,286
376 Element Materials Technology
Group US Holdings Inc
9.740% CME Term
SOFR 1 Month
4.250% 4/12/29 365,134
815 Element Materials Technology
Group US Holdings Inc., Term
Loan
9.740% CME Term
SOFR 1 Month
4.250% 4/12/29 791,124
1,424 Embecta Corp, Term Loan B 8.337% SOFR90A 3.000% 1/27/29 1,381,469
1,905 Gainwell Acquisition Corp.,
Term Loan B
9.490% SOFR90A 4.000% 10/01/27 1,826,021
1,530 Global Medical Response, Inc.,
Term Loan
9.895% TSFR3M 4.250% 3/14/25 1,000,933
10,405 Global Medical Response, Inc.,
Term Loan B
9.934% SOFR90A 4.250% 10/02/25 6,806,537
10,089 ICON Luxembourg S.A.R.L.,
Term Loan
7.902% SOFR90A 2.250% 7/01/28 10,106,084
2,359 ICU Medical, Inc., Term Loan B 8.040% SOFR90A 2.500% 12/14/28 2,352,328
1,222 Insulet Corporation, Term Loan
B
8.689% TSFR1M 3.250% 5/04/28 1,219,462
31,813 Medline Borrower, LP, Term
Loan B
8.689% TSFR1M 3.250% 10/21/28 31,644,110
3,743 National Mentor Holdings, Inc.,
Term Loan
9.207% SOFR90A +
TSFR1M
3.750% 3/02/28 3,276,599
61 National Mentor Holdings, Inc.,
Term Loan C
9.240% SOFR90A 3.750% 3/02/28 53,737
4,814 Onex TSG Intermediate Corp.,
Term Loan B
10.395% TSFR3M 4.750% 2/26/28 4,459,165
20,085 Parexel International
Corporation, Term Loan, First
Lien
8.575% TSFR1M 3.250% 11/15/28 19,872,888
5,911 Phoenix Guarantor Inc, Term
Loan B
8.689% TSFR1M 3.250% 3/05/26 5,858,929
4,875 Phoenix Guarantor Inc, Term
Loan B3
8.939% TSFR1M 3.500% 3/05/26 4,846,359
11,554 Select Medical Corporation,
Term Loan B1
8.324% TSFR1M 3.000% 3/06/27 11,538,297
3,600 Star Parent, Inc., Term Loan B 9.386% 3-Month LIBOR 4.000% 9/28/30 3,441,618
15,710 Surgery Center Holdings, Inc.,
Term Loan
9.203% TSFR1M 3.750% 8/31/26 15,714,115
2,891 Team Health Holdings, Inc.,
Term Loan B
10.595% SOFR30A +
SOFR90A
5.250% 3/02/27 2,089,426
5,000 Team Health Holdings, Inc.,
Term Loan, First Lien
8.191% 1-Month LIBOR 2.750% 2/06/24 4,897,342
2,349 US Radiology Specialists, Inc.,
Term Loan
10.740% SOFR90A 5.250% 12/15/27 2,225,283
2,441 Vyaire Medical, Inc., Term Loan
B
10.408% TSFR3M 4.750% 4/16/25 1,735,017
Total Health Care Equipment & Services 176,513,211

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Household & Personal Products - 0.7% (0.4% of Total Investments)
$ 1,408 Energizer Holdings, Inc., Term
Loan
7.703% TSFR1M 2.250% 12/22/27 $ 1,407,796
3,291 Kronos Acquisition Holdings
Inc., Term Loan B
9.532% TSFR3M +
SOFR90A
4.000% 12/22/26 3,231,296
1,712 Kronos Acquisition Holdings
Inc., Term Loan, First Lien
11.567% SOFR90A 6.000% 12/22/26 1,714,071
1,513 Reynolds Consumer Products
LLC, Term Loan
7.174% TSFR1M 1.750% 2/04/27 1,511,487
Total Household & Personal Products 7,864,650
Insurance - 5.9% (3.6% of Total Investments)
9,815 Acrisure, LLC, Term Loan B 8.939% 1-Month LIBOR 3.500% 2/15/27 9,581,994
3,701 Alliant Holdings Intermediate,
LLC, Term Loan B4
8.939% 1-Month LIBOR 3.500% 11/06/27 3,692,845
7,798 Alliant Holdings Intermediate,
LLC, Term Loan B5
8.835% TSFR1M 3.500% 2/08/27 7,780,048
2,321 AmWINS Group, Inc., Term
Loan B
8.189% SOFR30A 2.750% 2/19/28 2,319,657
493 AssuredPartners, Inc., Term Loan 8.824% SOFR30A 3.500% 2/13/27 488,806
693 Asurion LLC, Term Loan B11 9.674% TSFR1M 4.250% 8/19/28 663,580
12,017 Asurion LLC, Term Loan B8 8.689% TSFR1M 3.250% 12/23/26 11,633,082
3,963 Asurion LLC, Term Loan B9 8.689% TSFR1M 3.250% 7/31/27 3,794,933
4,408 Broadstreet Partners, Inc., Term
Loan B
8.325% TSFR1M 3.000% 1/27/27 4,370,234
2,352 Broadstreet Partners, Inc., Term
Loan B2
8.689% TSFR1M 3.250% 1/27/27 2,332,337
249 Broadstreet Partners, Inc., Term
Loan B3
9.324% TSFR1M 4.000% 1/26/29 249,012
1,151 Hub International Limited, Term
Loan B
9.383% SOFR90A 4.000% 11/10/29 1,151,133
7,485 HUB International Limited, Term
Loan B
9.662% CME Term
SOFR 1 Month
4.250% 6/08/30 7,489,736
1,601 Ryan Specialty Group, LLC, Term
Loan
8.424% SOFR30A 3.000% 9/01/27 1,601,836
3,960 USI Inc/NY, Term Loan , (WI/DD) TBD TBD TBD TBD 3,945,645
1,315 USI, Inc., Term Loan 8.640% SOFR90A 3.250% 9/14/30 1,313,567
8,994 USI, Inc., Term Loan 9.140% SOFR90A 3.750% 11/16/29 8,981,963
Total Insurance 71,390,408
Materials - 6.1% (3.7% of Total Investments)
1,180 Arsenal AIC Parent LLC, Term
Loan
9.879% SOFR90A 4.500% 7/27/30 1,178,950
844 Asplundh Tree Expert, LLC,
Term Loan B
7.174% TSFR1M 1.750% 9/04/27 846,145
565 Avient Corporation, Term Loan
B7
7.872% SOFR90A 2.500% 8/29/29 566,425
4,325 Axalta Coating Systems U.S.
Holdings, Inc., term Loan B4
7.890% SOFR90A 2.500% 12/20/29 4,336,004
342 Berlin Packaging LLC, Term
Loan , (WI/DD)
TBD TBD TBD TBD 334,702
4,830 Berry Global, Inc., Term Loan Z 7.200% TSFR1M 1.750% 7/01/26 4,831,205
3,623 Charter NEX US, Inc., Term Loan 9.189% TSFR1M 3.750% 12/01/27 3,534,951
5,571 Clydesdale Acquisition
Holdings Inc, Term Loan B
9.599% SOFR30A 4.175% 3/30/29 5,402,705
2,886 CPC Acquisition Corp, Term
Loan
9.402% SOFR90A 3.750% 12/29/27 2,284,586
2,925 Derby Buyer LLC, Term Loan ,
(WI/DD)
TBD TBD TBD TBD 2,917,687
5,245 Discovery Purchaser
Corporation, Term Loan
9.765% SOFR90A 4.375% 8/03/29 4,886,606

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Materials (continued)
$ 1,496 INEOS Quattro Holdings UK
Ltd, Term Loan
9.174% TSFR1M 3.750% 3/03/30 $ 1,462,584
2,351 INEOS Styrolution US Holding
LLC, Term Loan B
8.189% TSFR1M 2.750% 1/29/26 2,317,302
3,965 Ineos US Finance LLC, Term
Loan B
8.825% TSFR1M 3.500% 2/09/30 3,887,625
1,020 Klockner-Pentaplast of America,
Inc., Term Loan B
10.476% SOFR180A 4.725% 2/09/26 966,480
532 Kraton Corporation, Term Loan 8.921% SOFR90A 3.250% 3/15/29 506,635
3,295 Lonza Group AG, Term Loan B 9.415% SOFR90A 3.925% 7/03/28 2,795,697
5,012 Nouryon Finance B.V., Term
Loan B
9.434% TSFR1M 4.000% 4/03/28 4,908,357
994 PQ Corporation, Term Loan B 7.983% TSFR3M 2.500% 6/09/28 989,152
730 Proampac PG Borrower LLC,
Term Loan
12.000% Prime 3.500% 9/26/28 721,335
5,480 Reynolds Group Holdings Inc. ,
Term Loan B
8.689% TSFR1M 3.250% 9/24/28 5,462,661
2,221 Reynolds Group Holdings Inc. ,
Term Loan B2
8.689% TSFR1M 3.250% 2/05/26 2,218,860
648 Starfruit Finco B.V, Term Loan 9.419% TSFR1M 4.000% 3/03/28 634,597
8,685 TricorBraun Holdings, Inc., Term
Loan
8.689% TSFR1M 3.250% 3/03/28 8,433,136
2,250 Tronox Finance LLC, Term Loan
B
8.824% TSFR1M 3.500% 8/16/28 2,220,480
5,580 Viant Medical Holdings, Inc.,
Term Loan, First Lien
9.189% TSFR1M 3.750% 7/02/25 5,481,676
Total Materials 74,126,543
Media & Entertainment - 12.8% (7.8% of Total Investments)
5,594 ABG Intermediate Holdings 2
LLC, Term Loan B1
8.800% SOFR30A 3.500% 12/21/28 5,589,181
384 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien
11.300% SOFR30A 6.000% 12/20/29 387,122
1,206 Altice Financing SA, Term Loan 10.394% TSFR3M 5.000% 10/31/27 1,130,171
9,272 AMC Entertainment Holdings,
Inc. , Term Loan B , (DD1)
8.447% SOFR30A 3.000% 4/22/26 7,603,712
2,932 Cable One, Inc., Term Loan B4 7.439% TSFR1M 2.000% 5/03/28 2,917,530
9,580 Cengage Learning, Inc., Term
Loan B
10.405% TSFR3M 4.750% 7/14/26 9,491,755
860 Century DE Buyer LLC, Term
Loan , (WI/DD)
TBD TBD TBD TBD 855,162
2,088 Charter Communications
Operating, LLC, Term Loan B2
7.104% TSFR1M +
TSFR3M
1.750% 2/01/27 2,084,808
1,125 Checkout Holding Corp., Term
Loan , (DD1)
14.865% SOFR90A 7.500% 5/24/30 638,630
3,485 Cinemark USA, Inc., Term Loan
B
9.091% TSFR1M +
SOFR90A
3.750% 5/18/30 3,485,865
26,545 Clear Channel Outdoor
Holdings, Inc., Term Loan B
8.933% TSFR3M 3.500% 8/21/26 25,560,454
7,067 Crown Finance US, Inc., Term
Loan
14.381% SOFR90A 8.500% 7/31/28 7,226,991
2,391 CSC Holdings, LLC, Term Loan 7.699% 1-Month LIBOR 2.250% 1/15/26 2,305,504
2,014 CSC Holdings, LLC, Term Loan
B1
7.699% 1-Month LIBOR 2.250% 7/17/25 1,961,434
1,250 CSC Holdings, LLC, Term Loan
B5
7.949% 1-Month LIBOR 2.500% 4/15/27 1,130,780
12,086 CSC Holdings, LLC, Term Loan
B6
9.835% TSFR1M 4.500% 1/18/28 11,312,747
1,180 Cumulus Media New Holdings
Inc., Term Loan B
9.434% SOFR90A 3.750% 3/31/26 961,132

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Media & Entertainment (continued)
$ 3,699 (e) Diamond Sports Group, LLC,
Term Loan, Second Lien
8.314% SOFR90A 3.250% 8/24/26 $ 54,910
13,222 DirecTV Financing, LLC, Term
Loan
10.325% TSFR1M 5.000% 8/02/27 12,889,292
3,848 Dotdash Meredith Inc, Term
Loan B
9.415% SOFR30A 4.000% 12/01/28 3,655,976
2,627 E.W. Scripps Company (The),
Term Loan B2
8.001% TSFR1M 2.563% 5/01/26 2,580,595
1,487 Gray Television, Inc., Term Loan
E
7.929% TSFR1M 2.500% 1/02/26 1,485,016
10,076 iHeartCommunications, Inc.,
Term Loan
8.439% TSFR1M 3.000% 5/01/26 8,630,304
1,762 Lions Gate Capital Holdings
LLC, Term Loan B
7.674% TSFR1M 2.250% 3/24/25 1,761,681
7,338 McGraw-Hill Global Education
Holdings, LLC, Term Loan
10.087% 6-Month LIBOR
+ TSFR1M
4.750% 7/30/28 6,970,197
1,200 Mission Broadcasting, Inc., Term
Loan B
7.939% TSFR1M 2.500% 6/03/28 1,192,117
1,630 Nexstar Broadcasting, Inc., Term
Loan B4
7.939% TSFR1M 2.500% 9/18/26 1,631,536
1,087 Outfront Media Capital LLC,
Term Loan B
7.074% TSFR1M 1.750% 11/18/26 1,082,924
23,239 Rackspace Technology Global,
Inc., Term Loan B
8.206% SOFR30A 2.750% 2/09/28 10,410,062
4,253 Radiate Holdco, LLC, Term Loan
B
8.689% TSFR1M 3.250% 9/25/26 3,530,904
2,643 Red Ventures, LLC, Term Loan B 8.324% TSFR1M 3.000% 2/23/30 2,623,458
2,973 Springer Nature Deutschland
GmbH, Term Loan B18
8.652% SOFR90A 3.000% 8/14/26 2,973,698
1,250 UPC Financing Partnership,
Term Loan , (WI/DD)
TBD TBD TBD TBD 1,229,300
3,700 Virgin Media Bristol LLC, Term
Loan Q
8.699% TSFR1M 3.250% 1/31/29 3,634,103
1,050 Virgin Media Bristol LLC, Term
Loan Y
8.790% SOFR180A 3.250% 3/06/31 1,029,163
2,810 WideOpenWest Finance LLC,
Term Loan B
8.390% SOFR90A 3.000% 12/20/28 2,761,661
Total Media & Entertainment 154,769,875
Pharmaceuticals, Biotechnology & Life Sciences - 4.3% (2.6% of Total Investments)
1,909 Amneal Pharmaceuticals LLC,
Term Loan B
8.939% TSFR1M 3.500% 5/04/25 1,874,036
833 Avantor Funding, Inc., Term
Loan B5
7.674% TSFR1M 2.250% 11/06/27 834,002
2,094 Catalent Pharma Solutions Inc.,
Term Loan B3
7.453% TSFR1M 2.000% 2/22/28 2,051,596
4,590 Curia Global, Inc., Term Loan 9.204% TSFR3M +
TSFR1M
3.750% 8/30/26 3,700,581
2,602 Elanco Animal Health
Incorporated, Term Loan B
7.165% TSFR1M 1.750% 8/01/27 2,545,728
9,998 Grifols Worldwide Operations
USA, Inc., Term Loan B
7.424% TSFR1M 2.000% 11/15/27 9,745,511
2,513 ICON Luxembourg S.A.R.L.,
Term Loan
7.902% SOFR90A 2.250% 7/01/28 2,517,367
19,215 Jazz Financing Lux S.a.r.l., Term
Loan
8.939% TSFR1M 3.500% 5/05/28 19,230,413
7,585 Organon & Co, Term Loan 8.450% TSFR1M 3.000% 6/02/28 7,579,702
2,276 Perrigo Investments, LLC, Term
Loan B
7.674% SOFR30A 2.250% 4/05/29 2,269,359
Total Pharmaceuticals, Biotechnology & Life Sciences 52,348,295

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Real Estate Management & Development - 0.7% (0.4% of Total Investments)
$ 3,188 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
8.674% TSFR1M 3.250% 1/31/30 $ 3,052,581
3,875 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
9.324% TSFR1M 4.000% 1/31/30 3,729,688
313 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
8.189% TSFR1M 2.750% 8/21/25 312,176
1,368 Forest City Enterprises, L.P.,
Term Loan B
8.939% TSFR1M 3.500% 12/07/25 1,236,973
Total Real Estate Management & Development 8,331,418
Semiconductors & Semiconductor Equipment - 0.1% (0.1% of Total Investments)
3,314 Bright Bidco B.V., Term Loan
, (cash 6.378%, PIK 8.000%),
(DD1)
7.034% TSFR3M 1.000% 10/31/27 1,307,641
Total Semiconductors & Semiconductor Equipment 1,307,641
Software & Services - 18.4% (11.2% of Total Investments)
4,022 Ahead DB Holdings, LLC, Term
Loan B
9.240% SOFR90A 3.750% 10/16/27 3,998,012
1,443 Apttus Corporation, Term Loan 9.439% TSFR1M 4.000% 5/06/28 1,434,025
1,279 Asurion LLC, Term Loan B4,
Second Lien
10.689% TSFR1M 5.250% 1/20/29 1,097,772
11,659 Avaya, Inc., Term Loan , (DD1) 13.825% TSFR1M 8.500% 8/01/28 10,279,711
14,320 Banff Merger Sub Inc, Term
Loan
9.189% TSFR1M 3.750% 10/02/25 14,323,184
2,762 Camelot U.S. Acquisition LLC,
Term Loan B
8.439% TSFR1M 3.000% 10/31/26 2,762,048
1,469 CCC Intelligent Solutions Inc.,
Term Loan B
7.575% TSFR1M 2.250% 9/21/28 1,466,634
5,231 Ceridian HCM Holding Inc.,
Term Loan B
7.939% TSFR1M 2.500% 4/30/25 5,236,015
5,295 DTI Holdco, Inc., Term Loan 10.133% SOFR90A 4.750% 4/21/29 5,098,344
17,999 Epicor Software Corporation,
Term Loan
8.689% TSFR1M 3.250% 7/31/27 17,927,087
11,722 Greeneden U.S. Holdings II,
LLC, Term Loan B4
9.325% TSFR1M 4.000% 12/01/27 11,725,985
1,468 Greenway Health, LLC, Term
Loan, First Lien
9.189% TSFR1M 3.750% 2/16/24 1,329,405
12,657 Informatica LLC, Term Loan B 8.189% TSFR1M 2.750% 10/14/28 12,647,377
799 iQor US Inc., Exit Term Loan 12.927% TSFR1M 7.600% 11/19/24 792,780
2,205 iQor US Inc., Second Out Term
Loan
12.927% TSFR1M 7.600% 11/19/25 1,593,425
499 Ivanti Software, Inc., Term Loan
B , (DD1)
9.907% SOFR90A 4.250% 12/01/27 444,822
815 Marcel Bidco LLC, Term Loan ,
(WI/DD)
TBD TBD TBD TBD 810,925
5,629 McAfee, LLC, Term Loan B 9.165% SOFR30A 3.750% 2/03/29 5,397,935
500 Mitchell International Inc, Term
Loan
0.000% CME Term
SOFR 1 Month
3.750% 10/15/28 488,828
12,075 NortonLifeLock Inc., Term Loan
B
7.424% SOFR30A 2.000% 1/28/29 11,987,840
17,731 Open Text Corporation, Term
Loan B
8.174% TSFR1M 2.750% 1/31/30 17,737,532
3,579 Peraton Corp., Term Loan B 9.174% TSFR1M 3.750% 2/01/28 3,517,847
3,888 Perforce Software, Inc., Term
Loan B
9.189% TSFR1M 3.750% 7/01/26 3,693,047
1,365 Project Ruby Ultimate Parent
Corp., Term Loan
8.689% TSFR1M 3.250% 3/10/28 1,340,505
3,917 Proofpoint, Inc., Term Loan, First
Lien
8.689% TSFR1M 3.250% 8/31/28 3,857,756

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Software & Services (continued)
$ 2,560 Quartz Acquireco LLC 8.824% CME Term
SOFR 1 Month
3.500% 4/14/30 $ 2,560,000
354 RealPage, Inc, Term Loan, First
Lien
8.439% TSFR1M 3.000% 4/22/28 346,210
3,265 Rocket Software Inc, Term Loan
, (WI/DD)
TBD TBD TBD TBD 3,208,271
1,000 Sedgwick Claims Management
Services, Inc., Term Loan B
9.074% TSFR1M 3.750% 2/24/28 997,735
6,310 Sophia, L.P., Term Loan B 8.924% TSFR1M 3.500% 10/07/27 6,238,752
3,886 SS&C European Holdings Sarl,
Term Loan B4
7.189% TSFR1M 1.750% 4/16/25 3,888,270
4,112 SS&C Technologies Inc., Term
Loan B3
7.189% TSFR1M 1.750% 4/16/25 4,114,119
883 SS&C Technologies Inc., Term
Loan B5
7.189% TSFR1M 1.750% 4/16/25 883,893
801 SS&C Technologies Inc., Term
Loan B6
7.674% SOFR30A 2.250% 3/22/29 801,015
1,269 SS&C Technologies Inc., Term
Loan B7
7.674% SOFR30A 2.250% 3/22/29 1,268,879
10,983 Syniverse Holdings, Inc., Term
Loan
12.390% SOFR90A 7.000% 5/10/29 9,784,533
5,372 Tempo Acquisition LLC, Term
Loan B
8.074% TSFR1M 2.750% 8/31/28 5,372,884
8,191 Ultimate Software Group Inc
(The), Term Loan
8.764% SOFR90A 3.250% 5/03/26 8,158,264
2,640 Ultimate Software Group Inc
(The), Term Loan B
9.233% TSFR3M 3.750% 5/03/26 2,637,967
3,345 Vision Solutions, Inc., Term Loan 9.416% SOFR90A 4.000% 5/28/28 3,194,855
4,563 West Corporation, Term Loan
B3 , (DD1)
9.569% TSFR3M 4.000% 4/10/27 4,284,842
3,803 WEX Inc., Term Loan 7.575% TSFR1M 2.250% 4/01/28 3,805,107
2,114 World Wide Technology
Holding Co. LLC, Term Loan
8.686% TSFR1M 3.250% 2/23/30 2,117,018
10,939 Zelis Healthcare Corporation,
Term Loan
8.939% TSFR1M 3.500% 9/30/26 10,950,883
7,261 ZoomInfo LLC, Term Loan B 8.174% TSFR1M 2.750% 2/28/30 7,296,998
Total Software & Services 222,899,336
Technology Hardware & Equipment - 2.5% (1.5% of Total Investments)
7,351 CommScope, Inc., Term Loan B 8.689% TSFR1M 3.250% 4/04/26 6,325,008
8,267 Delta TopCo, Inc., Term Loan B
, (DD1)
9.069% SOFR180A 3.750% 12/01/27 8,151,137
4,114 II-VI Incorporated, Term Loan B 8.189% SOFR30A 2.750% 7/01/29 4,111,750
3,854 Ingram Micro Inc., Term Loan 8.653% SOFR90A 3.000% 7/02/28 3,848,362
4,061 MLN US HoldCo LLC, Term Loan 12.195% TSFR3M 6.700% 10/18/27 1,150,580
6,990 MLN US HoldCo LLC, Term
Loan, First Lien
10.011% TSFR3M 4.500% 11/30/25 961,149
2,250 NCR Corp ATM 10.176% CME Term
SOFR 1 Month
4.750% 3/22/29 2,160,472
2,374 Riverbed Technology Inc 9.890% CME Term
SOFR 1 Month
4.500% 7/01/28 1,548,959
705 Viasat Inc, Term Loan , (WI/DD) TBD TBD TBD TBD 654,550
1,728 ViaSat, Inc., Term Loan 9.825% TSFR1M 4.500% 3/04/29 1,604,193
Total Technology Hardware & Equipment 30,516,160
Telecommunication Services - 4.6% (2.8% of Total Investments)
3,891 Altice France S.A., Term Loan
B12
9.343% 3-Month LIBOR 3.688% 1/31/26 3,645,887
13,653 Altice France S.A., Term Loan
B13
9.626% 3-Month LIBOR 4.000% 8/14/26 12,780,116
4,994 CenturyLink, Inc., Term Loan B 7.689% TSFR1M 2.250% 3/15/27 3,783,500

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Telecommunication Services (continued)
$ 1,224 Cincinnati Bell, Inc., Term Loan
B2 , (DD1)
8.674% SOFR30A 3.250% 11/23/28 $ 1,200,159
3,609 Connect Finco Sarl, Term Loan B 8.824% TSFR1M 3.500% 12/12/26 3,528,473
844 Cyxtera DC Holdings, Inc., Term
Loan
13.950% TSFR1M 8.500% 12/07/23 848,178
2,520 (e) Cyxtera DC Holdings, Inc., Term
Loan B
0.000% N/A N/A 5/01/24 1,472,443
1,433 Dawn Acquisition LLC, Term
Loan , (DD1)
9.402% SOFR90A 3.750% 12/31/25 1,221,278
9,709 Frontier Communications Corp.,
Term Loan B
9.189% TSFR1M 3.750% 10/08/27 9,386,620
2,897 GOGO Intermediate Holdings
LLC, Term Loan B
9.189% TSFR1M 3.750% 4/30/28 2,897,425
53 LCPR Loan Financing LLC, Term
Loan B
9.199% TSFR1M 3.750% 10/15/28 52,898
2,610 Level 3 Financing Inc., Term
Loan B
7.189% TSFR1M 1.750% 3/01/27 2,444,330
672 Virgin Media Bristol LLC, Term
Loan N
7.949% TSFR1M 2.500% 1/31/28 653,943
12,234 Ziggo Financing Partnership,
Term Loan I
7.949% TSFR1M 2.500% 4/30/28 11,991,179
Total Telecommunication Services 55,906,429
Transportation - 7.2% (4.4% of Total Investments)
5,966 AAdvantage Loyalty IP Ltd.,
Term Loan
10.427% SOFR90A 4.750% 4/20/28 6,058,866
2,475 Air Canada, Term Loan B 9.128% SOFR90A 3.500% 8/11/28 2,475,556
11,009 American Airlines, Inc., Term
Loan B
8.543% TSFR3M 2.750% 2/06/28 10,889,575
3,945 American Airlines, Inc., Term
Loan, First Lien
7.317% SOFR90A 1.750% 1/29/27 3,865,877
5,669 Brown Group Holding, LLC,
Term Loan B
8.074% TSFR1M 2.750% 4/22/28 5,575,852
2,475 Brown Group Holding, LLC,
Term Loan B2
9.153% SOFR90A 3.750% 6/09/29 2,473,852
2,407 First Student Bidco Inc, Term
Loan B
8.655% SOFR90A 3.000% 7/21/28 2,336,504
905 First Student Bidco Inc, Term
Loan C
8.652% 3-Month LIBOR 3.000% 7/21/28 878,204
642 Genesee & Wyoming Inc. (New),
Term Loan
7.490% SOFR90A 2.000% 12/30/26 642,279
4,810 Hertz Corporation, (The), Term
Loan B
5.653% TSFR1M 3.250% 6/30/28 4,778,150
929 Hertz Corporation, (The), Term
Loan C
5.653% TSFR1M 3.250% 6/30/28 922,344
11,728 Kestrel Bidco Inc., Term Loan B 8.424% SOFR30A 3.000% 12/11/26 11,351,842
2,800 KKR Apple Bidco, LLC, Term
Loan
8.189% TSFR1M 2.750% 9/23/28 2,750,731
2,614 Mileage Plus Holdings LLC,
Term Loan B
10.798% SOFR90A 5.250% 6/20/27 2,698,713
10,694 SkyMiles IP Ltd., Term Loan B 9.166% SOFR90A 3.750% 10/20/27 10,969,973
12,605 Uber Technologies, Inc., Term
Loan B
7.974% SOFR90A 2.750% 3/03/30 12,610,044
5,820 United Airlines, Inc., Term Loan
B
9.189% SOFR30A 3.750% 4/21/28 5,816,515
Total Transportation 87,094,877

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Utilities - 2.6% (1.6% of Total Investments)
$ 2,719 ExGen Renewables IV, LLC,
Term Loan
8.184% SOFR90A 2.500% 12/15/27 $ 2,710,509
2,630 Generation Bridge Northeast
LLC, Term Loan B
9.574% TSFR1M 4.250% 8/07/29 2,633,139
4,193 Pacific Gas & Electric Company,
Term Loan
8.439% TSFR1M 3.000% 6/23/25 4,194,539
10,454 Talen Energy Supply, LLC, Term
Loan B
9.876% SOFR90A 4.500% 5/17/30 10,478,508
8,493 Talen Energy Supply, LLC, Term
Loan C
9.876% SOFR90A 4.500% 5/27/30 8,512,486
3,246 Vistra Operations Company
LLC, Term Loan B3, First Lien
7.189% TSFR1M 1.750% 12/31/25 3,247,694
Total Utilities 31,776,875
Total Variable Rate Senior Loan Interests
(cost $1,647,730,850) 1,592,289,972
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 18 .9% ( 11 .5 % of Total Investments) X 228,946,427
Automobiles & Components - 0.5% (0.3% of Total Investments)
$ 6,500 Adient Global Holdings Ltd, 144A 4.875% 8/15/26 $ 6,053,551
Total Automobiles & Components 6,053,551
Capital Goods - 0.3% (0.2% of Total Investments)
4,537 TransDigm Inc 4.625% 1/15/29 3,911,983
Total Capital Goods 3,911,983
Commercial & Professional Services - 1.5% (0.9% of Total Investments)
3,000 GTCR W-2 MERGER SUB LLC, 144A 7.500% 1/15/31 2,962,050
4,650 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 4,311,958
4,750 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
3.375% 8/31/27 4,176,255
3,431 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 3,328,440
2,325 SABRE GLBL INC, 144A 8.625% 6/01/27 1,928,247
1,500 SABRE GLBL INC, 144A 11.250% 12/15/27 1,335,728
Total Commercial & Professional Services 18,042,678
Consumer Discretionary Distribution & Retail - 1.5% (0.9% of Total Investments)
14,370 Hertz Corp/The, 144A 4.625% 12/01/26 12,036,658
6,055 Michaels Cos Inc/The, 144A 7.875% 5/01/29 3,375,662
1,812 PetSmart Inc / PetSmart Finance Corp, 144A 4.750% 2/15/28 1,603,400
725 PetSmart Inc / PetSmart Finance Corp, 144A 7.750% 2/15/29 667,466
Total Consumer Discretionary Distribution & Retail 17,683,186
Consumer Services - 1.4% (0.9% of Total Investments)
10,261 1011778 BC ULC / New Red Finance Inc, 144A 4.000% 10/15/30 8,403,988
1,807 1011778 BC ULC / New Red Finance Inc, 144A 3.500% 2/15/29 1,544,939
2,377 Caesars Entertainment Inc, 144A 6.250% 7/01/25 2,338,700
2,955 Carnival Holdings Bermuda Ltd, 144A 10.375% 5/01/28 3,150,663
1,799 Life Time Inc, 144A 5.750% 1/15/26 1,742,130
Total Consumer Services 17,180,420

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Energy - 2.7% (1.7% of Total Investments)
$ 2,700 Calumet Specialty Products Partners LP / Calumet Finance
Corp, 144A
8.125% 1/15/27 $ 2,521,383
3,500 Citgo Petroleum Corp, 144A 7.000% 6/15/25 3,439,188
1,799 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.250% 11/01/28 1,681,962
1,799 MEG Energy Corp, 144A 5.875% 2/01/29 1,681,136
9,167 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 8,948,651
1,000 NGL Energy Partners LP / NGL Energy Finance Corp 6.125% 3/01/25 976,128
1,000 NGL Energy Partners LP / NGL Energy Finance Corp 7.500% 4/15/26 949,331
6,000 PBF Holding Co LLC / PBF Finance Corp 6.000% 2/15/28 5,515,814
2,500 Transocean Inc, 144A 11.500% 1/30/27 2,601,575
4,750 Weatherford International Ltd, 144A 8.625% 4/30/30 4,799,775
Total Energy 33,114,943
Equity Real Estate Investment Trusts (REITs) - 0.4% (0.3% of Total Investments)
9,750 American Tower Corp 2.950% 1/15/51 5,189,714
Total Equity Real Estate Investment Trusts (REITs) 5,189,714
Health Care Equipment & Services - 1.0% (0.6% of Total Investments)
3,025 Mozart Debt Merger Sub Inc, 144A 3.875% 4/01/29 2,554,206
4,660 Select Medical Corp, 144A 6.250% 8/15/26 4,532,407
3,765 Tenet Healthcare Corp 6.125% 10/01/28 3,492,038
1,799 Tenet Healthcare Corp 4.875% 1/01/26 1,724,169
Total Health Care Equipment & Services 12,302,820
Insurance - 0.2% (0.1% of Total Investments)
1,825 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
6.750% 4/15/28 1,734,198
935 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 822,014
Total Insurance 2,556,212
Materials - 1.1% (0.6% of Total Investments)
1,000 Ball Corporation 6.000% 6/15/29 958,831
5,425 Celanese US Holdings LLC 5.900% 7/05/24 5,413,569
2,880 First Quantum Minerals Ltd, 144A 6.875% 10/15/27 2,452,970
1,280 LABL Inc, 144A 9.500% 11/01/28 1,237,072
1,810 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group
Issuer LLC, 144A
4.375% 9/30/28 1,539,636
1,135 Trinseo Materials Operating SCA / Trinseo Materials Finance
Inc, 144A
5.375% 9/01/25 984,613
Total Materials 12,586,691
Media & Entertainment - 3.4% (2.1% of Total Investments)
2,500 Altice Financing SA, 144A 5.750% 8/15/29 1,933,269
1,000 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 7.375% 3/03/31 945,021
13,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500% 3/01/42 7,677,268
12,529 CSC Holdings LLC, 144A 3.375% 2/15/31 8,013,226
10,250 (e) Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
6.625% 8/15/27 102,500
6,820 (e) Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
5.375% 8/15/26 70,246
5,220 iHeartCommunications Inc, 144A 5.250% 8/15/27 3,825,957
20 iHeartCommunications Inc 6.375% 5/01/26 16,000
1,350 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 1,051,414
4,132 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 3,482,450
6,609 Rackspace Technology Global Inc, 144A 3.500% 2/15/28 2,896,969
500 Radiate Holdco LLC / Radiate Finance Inc, 144A 4.500% 9/15/26 382,320

Principal
Amount (000)   Description (a) Coupon Maturity Value
Media & Entertainment (continued)
$ 8,994 VZ Secured Financing BV, 144A 5.000% 1/15/32 $ 6,823,973
4,195 Ziggo Bond Co BV, 144A 6.000% 1/15/27 3,843,332
Total Media & Entertainment 41,063,945
Pharmaceuticals, Biotechnology & Life Sciences - 0.2% (0.1% of Total Investments)
2,650 Organon & Co / Organon Foreign Debt Co-Issuer BV, 144A 5.125% 4/30/31 2,069,430
Total Pharmaceuticals, Biotechnology & Life Sciences 2,069,430
Software & Services - 0.2% (0.1% of Total Investments)
1,000 Open Text Holdings Inc, 144A 4.125% 12/01/31 785,519
6,708 Rackspace Technology Global Inc, 144A 5.375% 12/01/28 1,961,556
Total Software & Services 2,747,075
Technology Hardware & Equipment - 0.2% (0.1% of Total Investments)
3,025 Commscope Inc, 144A 4.750% 9/01/29 2,064,563
Total Technology Hardware & Equipment 2,064,563
Telecommunication Services - 2.6% (1.6% of Total Investments)
9,216 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 8,401,934
3,022 Frontier Communications Holdings LLC, 144A 6.000% 1/15/30 2,274,784
2,000 Frontier Communications Holdings LLC, 144A 5.000% 5/01/28 1,726,781
2,250 Frontier Communications Holdings LLC 5.875% 11/01/29 1,691,141
2,990 Level 3 Financing Inc, 144A 10.500% 5/15/30 2,992,343
2,000 Level 3 Financing Inc, 144A 3.400% 3/01/27 1,851,764
8,160 Vmed O2 UK Financing I PLC, 144A 4.750% 7/15/31 6,568,031
7,820 Vmed O2 UK Financing I PLC, 144A 4.250% 1/31/31 6,151,422
Total Telecommunication Services 31,658,200
Transportation - 1.0% (0.6% of Total Investments)
5,220 American Airlines Inc, 144A 11.750% 7/15/25 5,530,585
3,025 Delta Air Lines Inc 3.750% 10/28/29 2,572,203
2,377 United Airlines Inc, 144A 4.625% 4/15/29 2,007,860
1,799 United Airlines Inc, 144A 4.375% 4/15/26 1,668,778
Total Transportation 11,779,426
Utilities - 0.7% (0.4% of Total Investments)
3,060 Pacific Gas and Electric Co 4.550% 7/01/30 2,648,445
0 (f) Pacific Gas and Electric Co 4.500% 7/01/40 1
6,028 PG&E Corp 5.000% 7/01/28 5,461,038
950 PG&E Corp 5.250% 7/01/30 832,106
Total Utilities 8,941,590
Total Corporate Bonds
(cost $254,664,263) 228,946,427
Shares Description (a) Value
X –
COMMON STOCKS - 5 .4% ( 3 .3 % of Total Investments) X 65,421,973
Banks - 0.0% (0.0% of Total Investments)
78,746 (g) iQor US Inc $ 68,903
Total Banks 68,903
Capital Goods - 0.0% (0.0% of Total Investments)
4,865 (g) TNT Crane & Rigging Inc 9,122
8,626 (g) TNT Crane & Rigging Inc 2,156
Total Capital Goods 11,278

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Shares Description (a) Value
Commercial & Professional Services - 0.0% (0.0% of Total Investments)
12,771 (g) Skillsoft Corp $ 240,095
Total Commercial & Professional Services 240,095
Consumer Discretionary Distribution & Retail - 0.0% (0.0% of Total Investments)
749 (g) Belk Inc 5,992
Total Consumer Discretionary Distribution & Retail 5,992
Consumer Services - 0.1% (0.0% of Total Investments)
699,154 (g) 24 Hour Fitness Worldwide Inc 5,593
332,537 (g) 24 Hour Fitness Worldwide Inc 3,325
57,279 (g) Cengage Learning Holdings II Inc 536,991
2,513 (g) Crown Finance US Inc 51,642
Total Consumer Services 597,551
Energy - 3.0% (1.8% of Total Investments)
23,789 California Resources Corp 1,251,064
42,689 Chord Energy Corp 7,057,345
190,961 (g) Quarternorth Energy Holding Inc 25,525,184
160 (g) Quarternorth Energy Holding Inc 21,387
215,829 (g) Transocean Ltd 1,428,788
24,445 (g) Vantage Drilling International 608,069
Total Energy 35,891,837
Health Care Equipment & Services - 0.0% (0.0% of Total Investments)
167,590 (g),(h) Millennium Health LLC 22,289
157,320 (g),(h) Millennium Health LLC 5,192
195,344 (g) Onex Carestream Finance LP 19,534
Total Health Care Equipment & Services 47,015
Materials - 0.0% (0.0% of Total Investments)
80 LyondellBasell Industries NV, Class A 7,219
Total Materials 7,219
Media & Entertainment - 0.6% (0.3% of Total Investments)
34,846 (g) Catalina Marketing Corp 52,269
326,093 Cineworld Group PLC 6,701,211
Total Media & Entertainment 6,753,480
Semiconductors & Semiconductor Equipment - 0.0% (0.0% of Total Investments)
60,637 (g) Bright Bidco BV 28,257
44,390 (g) Bright Bidco BV 20,686
Total Semiconductors & Semiconductor Equipment 48,943
Software & Services - 0.2% (0.2% of Total Investments)
390,364 (g) Avaya Inc 2,830,139
Total Software & Services 2,830,139
Technology Hardware & Equipment - 0.1% (0.1% of Total Investments)
81,991 (g) Avaya Inc 594,435
45,085 (g) Windstream Services PE LLC 417,036
Total Technology Hardware & Equipment 1,011,471
Telecommunication Services - 0.0% (0.0% of Total Investments)
46,534 (g) Windstream Services PE LLC 430,440
Total Telecommunication Services 430,440

Shares Description (a) Value
Transportation - 0.0% (0.0% of Total Investments)
2,293 (g) ACBL HLDG CORP $ 91,720
Total Transportation 91,720
Utilities - 1.4% (0.9% of Total Investments)
218,919 (g),(i) Energy Harbor Corp 17,385,890
Total Utilities 17,385,890
Total Common Stocks
(cost $86,368,866) 65,421,973
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
ASSET-BACKED SECURITIES - 1 .4% ( 0 .9 % of Total Investments) X 17,363,609
$ 750 (j) Battalion CLO XI Ltd, (3-Month LIBOR reference rate +
0.071% spread), 2017 11A, 144A
8.034% 4/24/34 $ 636,773
1,500 (j) CIFC Funding 2019-I Ltd, (3-Month LIBOR reference rate +
0.071% spread), 2019 1A, 144A
7.893% 4/20/32 1,449,781
2,000 (j) Dryden 50 Senior Loan Fund, (3-Month LIBOR reference rate + 0.065% spread), 2017 50A, 144A
11.915% 7/15/30 1,683,384
3,000 (j) Flatiron CLO 19 Ltd, (3-Month LIBOR reference rate +
0.064% spread), 2019 1A, 144A
11.733% 11/16/34 2,904,981
2,000 (j) Gilbert Park CLO Ltd, (TSFR3M reference rate + 0.067%
spread), 2017 1A, 144A
12.055% 10/15/30 1,785,002
1,000 (j) Goldentree Loan Opportunities IX Ltd, (TSFR3M reference rate + 0.059% spread), 2014 9A, 144A
11.312% 10/29/29 996,821
1,500 (j) KKR CLO 30 Ltd, (3-Month LIBOR reference rate + 0.067%
spread), 2021 30A, 144A
12.064% 10/17/31 1,404,767
750 (j) Magnetite XXVII Ltd, (TSFR3M reference rate + 0.063%
spread), 2020 27A, 144A
11.677% 10/20/34 717,385
1,000 (j) Neuberger Berman Loan Advisers CLO 28 Ltd, (TSFR3M
reference rate + 0.059% spread), 2018 28A, 144A
11.277% 4/20/30 878,039
2,875 (j) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M
reference rate + 0.032% spread), 2022 48A, 144A
8.578% 4/25/36 2,721,231
2,500 (j) Rockford Tower CLO 2017-3 Ltd, (3-Month LIBOR reference rate + 0.060% spread), 2017 3A, 144A
6.813% 10/20/30 2,185,445
Total Asset-Backed Securities
(cost $18,595,172) 17,363,609
Shares Description (a) Value
X –
WARRANTS - 1 .2% ( 0 .7 % of Total Investments) X 14,471,162
Energy - 1.1% (0.7% of Total Investments)
1,129 California Resources Corp $ 20,141
85,148 Quarternorth Energy Holding Inc 11,381,478
64,966 Quarternorth Energy Holding Inc 1,299,320
125,120 Quarternorth Energy Holding Inc 1,126,080
Total Energy 13,827,019
Telecommunication Services - 0.0% (0.0% of Total Investments)
7 Intelsat SA/Luxembourg 3
Total Telecommunication Services 3
Transportation - 0.1% (0.0% of Total Investments)
6,822 ACBL HLDG CORP 341,100
8,970 ACBL HLDG CORP 197,340
2,411 ACBL HLDG CORP 96,440
13,644 (h) American Commercial Barge Line LLC 4,775

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
Transportation (continued)
17,940 (h) American Commercial Barge Line LLC $ 4,485
Total Transportation 644,140
Total Warrants
(cost $2,444,935) 14,471,162
Shares Description (a) Coupon Value
X –
CONVERTIBLE PREFERRED SECURITIES - 0 .1% ( 0 .0 % of Total
Investments) X 485,600
Transportation - 0.1% (0.0% of Total Investments)
9,712 ACBL HLDG CORP 0.000% $ 485,600
Total Transportation 485,600
Total Convertible Preferred Securities
(cost $296,216) 485,600
Total Long-Term Investments
(cost $2,010,100,302) 1,918,978,743
Shares Description (a) Coupon Value
SHORT-TERM INVESTMENTS - 5.5% (3.4% of Total Investments)
–
INVESTMENT COMPANIES - 5 .5% ( 3 .4 % of Total Investments) X 67,081,200
67,081,200 BlackRock Liquidity Funds T-Fund 5.222%(k) $ 67,081,200
Total Investment Companies
(cost $67,081,200) 67,081,200
Total Short-Term Investments
(cost $67,081,200) 67,081,200
Total Investments (cost $ 2,077,181,502 ) - 164 .2% 1,986,059,943
Borrowings - (39.5)% (l),(m) (477,200,000)
TFP Shares, Net - (23.4)%(n) (283,597,640)
Other Assets & Liabilities, Net -  (1.3)% (15,728,805)
Net Assets Applicable to Common Shares - 100% $ 1,209,533,498

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 1,592,289,972 $ – $ 1,592,289,972
Corporate Bonds – 228,946,427 – 228,946,427
Common Stocks 9,984,511 55,409,981 27,481 65,421,973
Asset-Backed Securities – 17,363,609 – 17,363,609
Warrants 20,141 14,441,761 9,260 14,471,162
Convertible Preferred Securities – 485,600 – 485,600
Short-Term Investments:
Investment Companies 67,081,200 – – 67,081,200
Total
$ 77,085,852 $ 1,908,937,350 $ 36,741 $ 1,986,059,943
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(c) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(d) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Principal Amount (000) rounds to less than $1,000.
(g) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1
2007 Pass-Through Trust. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy
Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the fourth quarter of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(j) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(k) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(l) Borrowings as a percentage of Total Investments is 24.0%.
(m) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(n) TFP Shares, Net as a percentage of Total Investments is 14.3%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
CME Chicago Mercantile Exchange
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT Real Estate Investment Trust
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.